Summary Prospectus    May 1, 2017, as supplemented October 13, 2017
VY® Morgan Stanley Global Franchise Portfolio
Class/Ticker: ADV/IGFAX; S/IVGTX; S2/IGFSX
Before you invest, you may want to review the Portfolio's Prospectus, which contains more information about the Portfolio and its risks. For free paper or electronic copies of the Prospectus and other Portfolio information (including the Statement of Additional Information and most recent financial report to shareholders), go to www.voyainvestments.com/vp/literature; email a request to Voyaim_literature@voya.com; call 1-800-366-0066; or ask your salesperson, financial intermediary, or retirement plan administrator. The Portfolio's Prospectus and Statement of Additional Information, each dated May 1, 2017, as supplemented, and the audited financial statements on pages 25-62 of the Portfolio’s shareholder report dated December 31, 2016 are incorporated into this Summary Prospectus by reference and may be obtained free of charge at the website, phone number, or e-mail address noted above.
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services and administrative services), custodial, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class		ADV	S	S2
Management Fees	%	0.96	0.96	0.96
Distribution and/or Shareholder Services (12b-1) Fees	%	0.60	0.25	0.40
Other Expenses	%	None	None	None
Total Annual Portfolio Operating Expenses	%	1.56	1.21	1.36
Waivers and Reimbursements[1]	%	(0.02)	(0.02)	(0.02)
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	%	1.54	1.19	1.34
1	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2018. The management fee waiver for the Portfolio is an estimated 0.02%. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$157	491	848	1,855
S	$121	382	663	1,464
S2	$136	429	743	1,633
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any market capitalization. The sub-adviser (“Sub-Adviser”) emphasizes individual stock selection and seeks to identify undervalued securities of issuers located

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throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests in securities of issuers from a number of different countries, including the United States.
The Portfolio may also invest in derivatives for hedging currency and other risks for potential gains. Such derivatives may include forward foreign currency exchange contracts, futures contracts, options, swaps, and structured notes. The Portfolio is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.
The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements, and growth potential. Securities are selected on a global basis with a bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses, or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.
The Sub-Adviser relies on its research capabilities, analytical resources, and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of the Portfolio's total assets in a single issuer. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
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VY® Morgan Stanley Global Franchise Portfolio

Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
Issuer Non-Diversification: A “non-diversified” investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Portfolio holds may not reach their full values. A particular risk of the Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
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Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class S2 shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses. Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class S2
(as of December 31 of each year)

Best quarter: 2nd 2009, 18.20% and Worst quarter: 4th 2008, -12.94%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	4.94	9.66	6.88	N/A	12/29/06
MSCI World IndexSM [1]	%	7.51	10.41	3.83	N/A
Class S	%	5.30	10.06	7.31	N/A	05/01/02
MSCI World IndexSM [1]	%	7.51	10.41	3.83	N/A
Class S2%		5.16	9.88	7.16	N/A	09/09/02
MSCI World IndexSM [1]	%	7.51	10.41	3.83	N/A
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Morgan Stanley Investment Management Inc.

Portfolio Managers
Vladimir A. Demine Portfolio Manager (since 05/10)	Christian Derold Portfolio Manager (since 06/09)
Alex Gabriele Portfolio Manager (since 09/17)	Dirk Hoffmann-Becking Portfolio Manager (since 05/15)
William D. Lock Portfolio Manager (since 06/09)	Bruno Paulson Portfolio Manager (since 05/10)
Richard Perrott Portfolio Manager (since 09/17)	Nic Sochovsky Portfolio Manager (since 05/16)
Marcus Watson Portfolio Manager (since 01/13)

Effective December 31, 2017
Vladimir A. Demine Portfolio Manager (since 05/10)	Alex Gabriele Portfolio Manager (since 09/17)
Dirk Hoffmann-Becking Portfolio Manager (since 05/15)	William D. Lock Portfolio Manager (since 06/09)
Bruno Paulson Portfolio Manager (since 05/10)	Richard Perrott Portfolio Manager (since 09/17)
Nic Sochovsky Portfolio Manager (since 05/16)	Marcus Watson Portfolio Manager (since 01/13)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and
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its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
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SPRO-27960500 (1017-101317)